UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     641444


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIED DEFENSE GROUP INC    COMMON              019118108      152    25759     X    SOLE                    25759
BEA SYSTEMS INC             COMMON              073325102   116655  6091638     X    SOLE                  6091638
BOISE INC                   WARRANT             09746Y113      843   759597     X    SOLE                   759597
CHOICEPOINT INC             COMMON              170388102    70714  1485591     X    SOLE                  1485591
CHURCHILL VENTURES LTD      WARRANT             17157P117      145   413042     X    SOLE                   413042
CHURCHUILL VENTURES LTD     COMMON              17157P109     3160   413042     X    SOLE                   413042
COMCAST CORP JULY 17.5 CALL OPTION              20030N9GW      953     4191     X    SOLE                     4191
COUNTRYWIDE FINANCIAL CORP  COMMON              222372104     3196   581073     X    SOLE                   581073
CYPRESS SEMICONDUCTOR CORP. COMMON              232806109    29155  1234876     X    SOLE                  1234876
DIEBOLD INC                 COMMON              253651103     1616    43038     X    SOLE                    43038
DUPNT FABROS TECHNOLOGY INC COMMON              26613Q106     1437    87124     X    SOLE                    87124
EMC CORP                    COMMON              268648102    16680  1163207     X    SOLE                  1163207
GENERAL FINANCE CORP        COMMON              369822101     2004   283428     X    SOLE                   283428
GENERAL FINANCE CORP        WARRANT             369822119      325   197054     X    SOLE                   197054
GENWORTH FINL SEPT 20 PUT   OPTION              37247D956      670     3940     X    SOLE                     3940
GHL ACQUISITION CORP - UNIT COMMON              36172H207     5453   599237     X    SOLE                   599237
GMH COMMUNITIES TRUST       COMMON              36188G102     3211   369988     X    SOLE                   369988
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117      402   551127     X    SOLE                   551127
GOLDEN POND HEALTHCARE INC  COMMON              38116J109     4051   551127     X    SOLE                   551127
HARTFORD FINL JUNE 65 PUT   OPTION              416515954      445     2119     X    SOLE                     2119
HECKMANN CORP               WARRANT             422680116      353   551127     X    SOLE                   551127
HECKMANN CORP               COMMON              422680108     4106   551127     X    SOLE                   551127
HICKS ACQUISITION CO I INC  WARRANT             429086127      329   633485     X    SOLE                   633485
HICKS ACQUISITION CO I INC  COMMON              429086309     5815   633485     X    SOLE                   633485
LEHMAN BROTHERS APRIL 20 PutOPTION              524908950       76     1698     X    SOLE                     1698
LIBERTY ACQ HOLDINGS CORP   COMMON              53015Y107    18100  1940006     X    SOLE                  1940006
LIBERTY ACQUISITION HOLDINGSWARRANT             53015Y115     2929  1381535     X    SOLE                  1381535
LIBERTY MEDIA CORP          COMMON              53071M500     4804   212181     X    SOLE                   212181
LINCOLN NATIONAL JULY 45 PUTOPTION              534187959      465     2114     X    SOLE                     2114
METLIFE INC JUNE 50 PUT     OPTION              59156R958      414     3377     X    SOLE                     3377
MICROSOFT CORP APR 27.5 PUT OPTION              594918954      745     8755     X    SOLE                     8755
NATIONWIDE FINL JULY 40 PUT OPTION              638612951     1352     7473     X    SOLE                     7473
NAVTEQ CORP                 COMMON              63936L100    14402   211798     X    SOLE                   211798
NORTHWESTERN CORP           COMMON              668074305     9339   383229     X    SOLE                   383229
NRDC ACQUISITION CORP       COMMON              62941R102     7365   801393     X    SOLE                   801393
NRDC ACQUISITION CORP       WARRANT             62941r110      401   801393     X    SOLE                   801393
NRG ENERGY INC              COMMON              629377508    17797   456446     X    SOLE                   456446
OVERTURE ACQUISITION CORP   COMMON              G6830P100     2148   227325     X    SOLE                   227325
PRUDENTIAL FINL JUNE 65 PUT OPTION              744320952     2097   765970     X    SOLE                   765970
RESOURCE CAPITAL CORP       COMMON              76120W302      610    80621     X    SOLE                    80621
RESOURCE CAPITAL CORP       COMMON              76120W302     3448   455468     X    SOLE                   455468
ROTECH HEALTHCARE INC       COMMON              778669101       34    21697     X    SOLE                    21697
SP ACQUISITION HOLDINGS INC COMMON              78470A104     5877   641590     X    SOLE                   641590
SP ACQUISITION HOLDINGS INC WARRANT             78470A112      359   641590     X    SOLE                   641590
SPORTS PROPERTIES ACQ CORP  WARRANT             84920F115      504  1120189     X    SOLE                  1120189
SPORTS PROPERTIES ACQCORP   COMMON              84920F107    10183  1120189     X    SOLE                  1120189
SUNPOWER CORP               COMMON              867652109     8104   108768     X    SOLE                   108768
TRANE INC                   COMMON              892893108    81045  1765679     X    SOLE                  1765679
TRANSFORMA ACQUISITION GROUPWARRANT             89366E118       21    85406     X    SOLE                    85406
TREMISIS ENERGY ACQ CORP II WARRANT             89472N119      241   482843     X    SOLE                   482843
TREMISIS ENERGY ACQ CORP II COMMON              89472N101     3549   482843     X    SOLE                   482843
TRIAN ACQUISITION I CORP    WARRANT             89582E116     1718  2454267     X    SOLE                  2454267
TRIAN ACQUISITION I CORP    COMMON              89582E108    22211  2454267     X    SOLE                  2454267
VMWARE INC                  COMMON              928563402     9542   222843     X    SOLE                   222843
WASTE INDUSTRIES USA INC    COMMON              941057101      235     6504     X    SOLE                     6504
WELLS FARGO & CO APR 30 PUT OPTION              949746951     1839  1176896     X    SOLE                  1176896
WINTHROP REALTY TRUST       COMMON              976391102      402    97526     X    SOLE                    97526
WR GRACE & CO APRIL 20 CALL OPTION              38388F908      296      845     X    SOLE                      845
WR GRACE & CO JUNE 20 CALL  OPTION              38388F908     3154     5840     X    SOLE                     5840
WR GRACE & CO.              COMMON              38388F108    20931   917224     X    SOLE                   917224
YAHOO! INC                  COMMON              984332106   112837  3900343     X    SOLE                  3900343